SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Nov. 30, 2020
Supplemental Cash Flows Information Abstract
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

12. SUPPLEMENTAL CASH FLOW INFORMATION

During the year ended November 30, 2020, 2019 and 2018 the Company has the following non-cash investing and financing activities:

	November 30
	2020	2019	2018
Non-cash financing activities:
Fair value of options cancelled and expired	$—	$59,553	$—
Fair value of options exercised	—	13,590	50,080
Fair value of agent warrants granted	—	127,254	—
Shares issued for options exercised	—	37,500	—
Shares issued for warrants exercised	—	187,120	—
Share issuance costs	—	—	128,995
Non-cash investing activities:
Shares issued for acquisition	—		1,399,763
Shares to be issued for acquisition of inventory	—	22,800	—
Shares issued for consulting services	$125,000	$—	$—